3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Schedule fo fair value for liabilities measured on a recurring basis
Description	Level 1	Level 2	Level 3	Total	Asset/(Liability) Total	Date
Warrants	$—	$—	$(1,548)	$(1,548)	$(1,548)	December 31, 2013
Warrants	$—	$—	$(1,052)	$(1,052)	$(1,052)	June 30, 2014

Description	Level 1	Level 2	Level 3	Total	Asset/(Liability) Total

Warrants	$—	$—	$(1,548)	$(1,548)	$(1,548)